SEGMENTAL ANALYSIS (Details)	12 Months Ended
Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Description of types of products and services from which each reportable segment derives its revenues	The Group’s activities are organisedinto two financial reporting segments: Retail and Commercial Banking.